OTHER INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
OTHER INCOME.
Currency exchange service income	$ 141,322		$ 201,030	$ 67,000
Funds distribution service income	96,676		68,856	42,658
Enterprise public relations service charge income	44,033		96,327	29,988
Market information and data income	41,498		43,921	18,463
Underwriting fee income	25,350		86,880	30,797
IPO subscription service charge income	6,513		169,336	159,682
Others	36,666		17,745	6,469
Total	$ 392,058	$ 50,254	$ 684,095	$ 355,057